Segment reporting	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Group distinguishes 6 operating segments of which 5 relate to the Marine business and are presented separately. The remaining operating segments comprise port vessels, Research & Development (formerly
H2 Industry) and Production & Distribution (formerly H2 Infra) which are presented together within the
“Other” category. The “Other” column also includes the Group’s holding activities.
•The Marine business consists of 5 operating segments: Euronav, Bocimar, Delphis, Bochem and
Windcat. These segments build, own, operate and design a wide range of low- and zero-carbon vessels and features a fleet with hydrogen-powered vessels such as Crew Transfer Vessels, ferries and
Commissioning Service Operations Vessels, as well as ammonia-ready or ammonia-powered large bulk carriers, container ships, chemical and crude oil tankers.
•Other: the Other category includes Production & Distribution (formerly H2 Infra) which is developing and securing the green molecule supply. The Company integrates and manages key technology and infrastructure for the production and distribution of green hydrogen and ammonia. Next to that it also includes Research & Development (formerly H2 Industry) which is a provider of scalable dual fuel industrial applications. Its proven combustion technology enables the company to develop heavy-duty hydrogen-powered applications. Furthermore, the port vessels are included in this segment. In addition, the Other category includes the centrally managed holding activities relating to the Group’s shipping entities.
Although not all operating segments meet the definition of a reportable segment in IFRS 8, the Group voluntarily discloses the related information since reported in this way to the Chief Operating Decision
Maker ("CODM").
The segment profit or loss figures and key assets as set out below are presented to the CODM on at least a quarterly basis to help the CODM in evaluating the respective segments. Following a change in the internal reporting requested by the CODM, the Group updated its segment reporting structure in 2026 to reflect the CODM's revised view of how performance is assessed across the Group. The Production & Distribution
(formerly H2 Infra) and Research and Development (formerly H2 Industry) activities, together with Port vessels and the holding activities, are  presented within a single "Other" column alongside the existing
Marine operating segments (Euronav, Bocimar, Delphis, Bochem, and Windcat).
As a result of the change in segment structure, comparative segment information has been restated to conform to the current segment presentation. This restatement affects only the allocation of balances and results between the segments disclosed in this note and has no impact on the Group’s consolidated statement of profit or loss, consolidated statement of financial position or consolidated statement of cash flows. No changes in accounting estimates or accounting policies were made in connection with the segment reclassification.
All positions directly attributable to the marine activities are allocated to the respective marine segment.
General positions that are managed centrally, comprising cash and cash equivalents, investments and interest-bearing debt not directly attributable to a vessel, are presented within "Other" and are not allocated to the marine segments.
Inter-segment transactions are presented in the “Eliminations” column. As cash, investments and financing are managed centrally and shifted between segments to fund their activities, inter-segment current account positions arise between the marine segments and "Other". These inter-segment current account balances are then eliminated in the "Eliminations" column.
Following the acquisition of Golden Ocean in 2025, Golden Ocean has been incorporated into the Bocimar segment. Management reviews performance at the combined dry bulk level as the activities, risks, customers, and economic characteristics are identical. Presenting both under Bocimar therefore provides the most accurate and consistent view of the Group’s dry bulk activities.

	June 30, 2026
	Marine						Other	Less: Eliminations	Total
(in thousands of USD)	Euronav	Bocimar	Delphis	Bochem	Windcat	Total
Revenue	372,625	746,794	21,668	31,416	50,182	1,222,685	888	—	1,223,573
Profit (loss) before income tax	539,424	156,698	5,739	6,122	10,872	718,855	16,344	—	735,199

(in thousands of USD)	June 30, 2026
Vessels	1,360,841	4,731,683	205,450	312,680	264,585	6,875,239	180	—	6,875,419
Assets under construction	35,887	241,505	10,608	62,401	175,597	525,998	6,662	—	532,660
Other non-current assets	63,667	190,641	—	—	12,008	266,316	234,474	—	500,790
Assets held for sale	194,819	25,166	—	—	—	219,985	—	—	219,985
Other current assets	190,488	1,109,959	966	12,115	52,834	1,366,362	199,242	(866,569)	699,035

Non-current liabilities	1,068,092	3,160,736	135,039	119,844	270,301	4,754,012	133,654	—	4,887,666
Current liabilities	344,246	355,125	16,606	254,420	197,187	1,167,584	518,214	(866,569)	819,229

	June 30, 2025 *
	Marine						Other	Less: Eliminations	Total
(in thousands of USD)	Euronav	Bocimar	Delphis	Bochem	Windcat	Total
Revenue	263,184	292,397	21,571	23,357	21,461	621,970	882	—	622,852
Profit (loss) before income tax	149,565	(51,021)	5,064	1,600	(29,560)	75,648	(42,410)	2,391	35,629

(in thousands of USD)	December 31, 2025 *
Vessels	1,121,450	4,518,624	210,530	276,374	196,542	6,323,520	253	—	6,323,773
Assets under construction	191,167	319,806	5,147	62,112	160,065	738,297	1,076	—	739,373
Other non-current assets	64,066	186,162	—	—	14,416	264,644	165,228	—	429,872
Assets held for sale	292,965	70,132	—	—	—	363,097	—	—	363,097
Other current assets	166,033	972,093	1,375	9,229	46,152	1,194,882	1,038,580	(1,684,003)	549,459

Non-current liabilities	1,162,776	3,076,121	137,801	101,218	235,412	4,713,328	17,544	(9,434)	4,721,438
Current liabilities	1,565,032	367,514	19,649	239,687	154,276	2,346,158	389,227	(1,674,569)	1,060,816
* The comparative information has been restated to reflect the CODM's revised view of how performance is assessed across the Group.